Accounts Receivable, Net (Details) - Schedule of accounts receivable, net	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 175,349,044	$ 26,873,829	¥ 37,699,656
Less: allowance for doubtful accounts	(2,734,421)	(419,075)	(1,577,486)
Accounts receivable, net	¥ 172,614,623	$ 26,454,754	¥ 36,122,170